Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Offering cost		$ 6,750,447
Private placements shares (in Shares)	430,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Private placements shares (in Shares)	430,000	430,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary share subject to possible redemption	$ 11,500,000	$ 11,500,000